BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (Narrative 3) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2023
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Estimated useful lives	10 years
Changes in fair value of contingent considerations		$ 1,247	$ 13,936
Impairment of goodwill		26,569
Discontinued Operations, Disposed of by Sale [Member] | Mining pool operation
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration				$ 5,000
Esport - Win Limited [Member] | Mining pool operation
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration				$ 5,000
Blockchain Alliance Technologies
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Estimated useful lives	10 years
Total acquisition costs	$ 766
Fair value of the contingent consideration			1,247
Changes in fair value of contingent considerations		1,247	$ 13,936
Internet domain name and brand name | Blockchain Alliance Technologies
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Impairment of goodwill		$ 48,555